ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION	9 Months Ended
Sep. 30, 2012
ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION
ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION

12.   ENVIRONMENTAL REMEDIATION LIABILITY AND RECLAMATION PROVISION

  Due to the suspension of mining operations at the Goldex mine on October 19, 2011, an environmental remediation liability was recognized. During the three and nine months ended September 30, 2012, the Company incurred $3.5 million and $15.8 million, respectively, in remediation costs that were applied against the environmental remediation liability recognized in 2011. As at September 30, 2012, the remaining Goldex mine environmental remediation liability was $30.6 million, $9.3 million of which was classified as a current liability. The Company's other non-Goldex mine reclamation provisions are long-term in nature. The Goldex mine is part of the Canada segment as described in Note 11.

  In addition, during the three months ended September 30, 2012, the Company reviewed new information related to future remediation costs for certain other inactive mines and accrued $4.4 million in the Environmental remediation line item of the interim consolidated statements of income (loss) and comprehensive income (loss). Amounts accrued for these matters are reviewed periodically based upon facts and circumstances available at the time.

  The environmental remediation and asset retirement obligation liabilities for the anticipated costs of remediation associated with the Company's active and inactive mines requires management to make estimates and judgments that affect the reported amount. In making judgments in accordance with US GAAP, the Company uses estimates based on historical experience and various assumptions that are considered reasonable in the circumstances. Actual results may differ from these estimates.